Related Party Transactions	12 Months Ended
Feb. 28, 2021
Related Party Transactions [Abstract]
Related Party Transactions
5. RELATED PARTY TRANSACTIONS
In connection with the Amber Road acquisition in 2019, the Company paid $5.3 million and $3.0 million to Insight Partners and another member of the syndicate of private equity investors in E2open Holdings, respectively, in exchange for their commitment to contribute equity funding for the acquisition if needed. No equity funding was needed for the acquisition, and therefore the expense was included in acquisition-related expenses in the Consolidated Statements of Operations for the fiscal year ended February 29, 2020, as these amounts were paid to the two investors for deal related transaction services incurred with the Amber Road acquisition.
In connection with the Amber Road acquisition, the Company also assumed a $36.6 million term loan that is guaranteed by Insight Partners. This loan was paid in full as part of the Business Combination. See the
Amber Term Loan
section in Note 12,
Notes Payable
and
Capital Lease Obligations
for further information.
See Note 3,
Business Combination and Acquisitions
and Note 11,
Tax Receivable Agreement
for additional related party disclosures.